UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2011

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Inflation-Adjusted Bond Fund

SEMIANNUAL REPORT

April 30, 2011

IAB-SEM

MFS® INFLATION-ADJUSTED BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	98.0%

Composition including fixed income credit quality (a)(i)
U.S. Government	98.0%
Cash & Other	2.0%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	9.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	0.80%	$1,000.00	$1,004.87	$3.98
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
B	Actual	1.59%	$1,000.00	$1,000.96	$7.89
	Hypothetical (h)	1.59%	$1,000.00	$1,016.91	$7.95
C	Actual	1.65%	$1,000.00	$999.70	$8.18
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
I	Actual	0.65%	$1,000.00	$1,005.63	$3.23
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R1	Actual	1.65%	$1,000.00	$1,000.63	$8.18
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R2	Actual	1.15%	$1,000.00	$1,003.13	$5.71
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
R3	Actual	0.90%	$1,000.00	$1,004.37	$4.47
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R4	Actual	0.65%	$1,000.00	$1,005.62	$3.23
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.6%
Issuer	Shares/Par	Value ($)
U.S. Treasury Inflation Protected Securities - 97.6%
U.S. Treasury Bonds, 2.5%, 2016	$17,746,382	$20,523,407
U.S. Treasury Bonds, 1.625%, 2018	13,522,846	14,885,692
U.S. Treasury Bonds, 1.125%, 2021	18,858,620	19,556,974
U.S. Treasury Bonds, 2.375%, 2025	25,719,062	29,466,406
U.S. Treasury Bonds, 2%, 2026	17,306,236	18,898,946
U.S. Treasury Bonds, 2.375%, 2027	14,356,505	16,354,084
U.S. Treasury Bonds, 1.75%, 2028	13,836,692	14,460,422
U.S. Treasury Bonds, 3.625%, 2028	17,235,048	22,735,459
U.S. Treasury Bonds, 2.5%, 2029	14,312,838	16,626,379
U.S. Treasury Bonds, 3.875%, 2029	20,454,115	28,010,949
U.S. Treasury Bonds, 3.375%, 2032	5,880,548	7,771,973
U.S. Treasury Bonds, 2.125%, 2040	14,855,577	16,171,692
U.S. Treasury Bonds, 2.125%, 2041	6,071,465	6,613,629
U.S. Treasury Notes, 3%, 2012	2,468,656	2,639,919
U.S. Treasury Notes, 0.625%, 2013	13,224,094	13,904,923
U.S. Treasury Notes, 1.875%, 2013	31,089,335	33,809,651
U.S. Treasury Notes, 2%, 2014	24,327,421	26,758,265
U.S. Treasury Notes, 1.25%, 2014	15,181,324	16,401,765
U.S. Treasury Notes, 2%, 2014	20,020,679	22,238,589
U.S. Treasury Notes, 1.625%, 2015	20,980,140	23,083,064
U.S. Treasury Notes, 0.5%, 2015	19,842,199	20,959,870
U.S. Treasury Notes, 1.875%, 2015	19,413,254	21,710,987
U.S. Treasury Notes, 2%, 2016	19,217,997	21,606,737
U.S. Treasury Notes, 0.125%, 2016	7,200,106	7,425,671
U.S. Treasury Notes, 2.375%, 2017	15,918,618	18,277,805
U.S. Treasury Notes, 2.625%, 2017	14,856,759	17,382,408
U.S. Treasury Notes, 1.375%, 2018	15,412,496	16,718,952
U.S. Treasury Notes, 2.125%, 2019	16,328,658	18,554,711
U.S. Treasury Notes, 1.875%, 2019	15,297,095	17,108,852
U.S. Treasury Notes, 1.375%, 2020	19,483,629	20,859,661
U.S. Treasury Notes, 1.25%, 2020	29,020,694	30,619,096
Total Bonds (Identified Cost, $543,542,112)		$582,136,938

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.0%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	11,758,959	$11,758,959
Total Investments (Identified Cost, $555,301,071)		$593,895,897

Other Assets, Less Liabilities - 0.4%		2,603,184
Net Assets - 100.0%		$596,499,081

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $543,542,112)	$582,136,938
Underlying affiliated funds, at cost and value	11,758,959
Total investments, at value (identified cost, $555,301,071)	$593,895,897
Receivables for
Investments sold	10,664,327
Fund shares sold	1,247,415
Interest	2,418,469
Receivable from investment adviser	3,874
Other assets	3,804
Total assets	$608,233,786
Liabilities
Payables for
Distributions	$30,983
Variation margin on closed futures contracts	5,959
Investments purchased	11,328,506
Fund shares reacquired	225,522
Payable to affiliates
Shareholder servicing costs	87,356
Distribution and service fees	8,035
Payable for independent Trustees’ compensation	189
Accrued expenses and other liabilities	48,155
Total liabilities	$11,734,705
Net assets	$596,499,081
Net assets consist of
Paid-in capital	$556,900,667
Unrealized appreciation (depreciation) on investments	38,594,826
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(2,316,173)
Undistributed net investment income	3,319,761
Net assets	$596,499,081
Shares of beneficial interest outstanding	56,078,340

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$86,087,251	8,098,200	$10.63
Class B	19,637,617	1,846,778	10.63
Class C	39,894,204	3,747,752	10.64
Class I	442,247,365	41,573,706	10.64
Class R1	1,209,468	113,810	10.63
Class R2	5,109,077	480,395	10.64
Class R3	2,006,701	188,777	10.63
Class R4	307,398	28,922	10.63

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.16 [100 / 95.25 x $10.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$10,399,322
Dividends from underlying affiliated funds	11,283
Total investment income	$10,410,605
Expenses
Management fee	$1,380,994
Distribution and service fees	417,773
Shareholder servicing costs	374,033
Administrative services fee	42,362
Independent Trustees’ compensation	6,473
Custodian fee	43,767
Shareholder communications	12,149
Auditing fees	16,588
Legal fees	4,133
Miscellaneous	78,679
Total expenses	$2,376,951
Fees paid indirectly	(39)
Reduction of expenses by investment adviser and distributor	(214,013)
Net expenses	$2,162,899
Net investment income	$8,247,706
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,134,769
Futures contracts	(460,771)
Net realized gain (loss) on investments	$673,998
Change in unrealized appreciation (depreciation) on investments	$(4,053,263)
Net realized and unrealized gain (loss) on investments	$(3,379,265)
Change in net assets from operations	$4,868,441

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11	Year ended 10/31/10
Change in net assets	(unaudited)
From operations
Net investment income	$8,247,706	$8,044,652
Net realized gain (loss) on investments	673,998	5,120,726
Net unrealized gain (loss) on investments	(4,053,263)	30,864,307
Change in net assets from operations	$4,868,441	$44,029,685
Distributions declared to shareholders
From net investment income	$(4,803,089)	$(13,460,887)
From net realized gain on investments	(2,025,365)	—
Total distributions declared to shareholders	$(6,828,454)	$(13,460,887)
Change in net assets from fund share transactions	$68,875,143	$93,114,045
Total change in net assets	$66,915,130	$123,682,843
Net assets
At beginning of period	529,583,951	405,901,108
At end of period (including undistributed net investment income of $3,319,761 and accumulated distributions in excess of net investment income of $124,856, respectively)	$596,499,081	$529,583,951

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.71		$10.07	$9.00		$9.97	$9.69	$9.92
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.18	$0.02	(g)	$0.58	$0.36	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.76	1.32	(g)	(0.99)	0.19	(0.24)
Total from investment operations	$0.05		$0.94	$1.34		$(0.41)	$0.55	$0.24
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.30)	$(0.27)		$(0.56)	$(0.27)	$(0.47)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.27)		$(0.56)	$(0.27)	$(0.47)
Net asset value, end of period	$10.63		$10.71	$10.07		$9.00	$9.97	$9.69
Total return (%) (r)(s)(t)	0.49	(n)	9.56	15.11		(4.68)	5.72	2.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.01	1.18		1.37	2.27	2.29
Expenses after expense reductions (f)	0.80	(a)	0.75	0.65		0.65	0.65	0.65
Net investment income	2.89	(a)	1.72	0.17		5.65	3.71	4.89
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$86,087		$90,329	$65,259		$44,922	$8,565	$7,698

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.71		$10.08	$9.00		$9.97	$9.69	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.10	$(0.09	)(g)	$0.51	$0.27	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.75	1.37	(g)	(1.00)	0.19	(0.25)
Total from investment operations	$0.01		$0.85	$1.28		$(0.49)	$0.46	$0.15
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.22)	$(0.20)		$(0.48)	$(0.18)	$(0.38)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.22)	$(0.20)		$(0.48)	$(0.18)	$(0.38)
Net asset value, end of period	$10.63		$10.71	$10.08		$9.00	$9.97	$9.69
Total return (%) (r)(s)(t)	0.10	(n)	8.61	14.34		(5.42)	4.85	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.74	1.83		1.96	2.90	2.88
Expenses after expense reductions (f)	1.59	(a)	1.53	1.43		1.43	1.47	1.50
Net investment income (loss)	2.11	(a)	0.94	(0.90)		4.94	2.82	4.16
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$19,638		$20,187	$16,251		$16,548	$3,708	$4,437

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.73		$10.09	$9.02		$9.98	$9.70	$9.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.09	$(0.02	)(g)	$0.51	$0.26	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		0.77	1.28	(g)	(1.00)	0.20	(0.26)
Total from investment operations	$(0.01)		$0.86	$1.26		$(0.49)	$0.46	$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.22)	$(0.19)		$(0.47)	$(0.18)	$(0.38)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.08)		$(0.22)	$(0.19)		$(0.47)	$(0.18)	$(0.38)
Net asset value, end of period	$10.64		$10.73	$10.09		$9.02	$9.98	$9.70
Total return (%) (r)(s)(t)	(0.03	)(n)	8.63	14.11		(5.37)	4.83	1.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.76	1.90		2.00	2.93	2.90
Expenses after expense reductions (f)	1.65	(a)	1.60	1.50		1.50	1.50	1.50
Net investment income (loss)	2.07	(a)	0.88	(0.22)		4.96	2.73	4.11
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$39,894		$37,876	$27,364		$15,534	$2,263	$2,294

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.72		$10.08	$9.00		$9.97	$9.69	$9.92
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.19	$0.43	(g)	$0.58	$0.41	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.77	0.94	(g)	(0.98)	0.15	(0.26)
Total from investment operations	$0.06		$0.96	$1.37		$(0.40)	$0.56	$0.25
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.32)	$(0.29)		$(0.57)	$(0.28)	$(0.48)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.29)		$(0.57)	$(0.28)	$(0.48)
Net asset value, end of period	$10.64		$10.72	$10.08		$9.00	$9.97	$9.69
Total return (%) (r)(s)	0.56	(n)	9.72	15.40		(4.53)	5.88	2.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.76	0.86		1.06	1.89	1.87
Expenses after expense reductions (f)	0.65	(a)	0.61	0.50		0.50	0.50	0.50
Net investment income	3.15	(a)	1.89	4.46		5.69	4.22	5.26
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$442,247		$371,902	$290,284		$7,044	$3,846	$1,932

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.71		$10.07	$9.00		$9.96	$9.69	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.08	$(0.12	)(g)	$0.46	$0.33	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		0.78	1.38	(g)	(0.96)	0.11	(0.29)
Total from investment operations	$0.00	(w)	$0.86	$1.26		$(0.50)	$0.44	$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.22)	$(0.19)		$(0.46)	$(0.17)	$(0.37)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.08)		$(0.22)	$(0.19)		$(0.46)	$(0.17)	$(0.37)
Net asset value, end of period	$10.63		$10.71	$10.07		$9.00	$9.96	$9.69
Total return (%) (r)(s)	0.06	(n)	8.64	14.14		(5.42)	4.63	1.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.76	1.91		2.13	3.07	2.96
Expenses after expense reductions (f)	1.65	(a)	1.61	1.51		1.53	1.60	1.60
Net investment income (loss)	2.11	(a)	0.83	(1.28)		4.47	3.34	4.44
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$1,209		$1,129	$747		$813	$324	$233

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.72		$10.08	$9.01		$9.97	$9.69	$9.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.14	$(0.00	)(g)(w)	$0.56	$0.34	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.77	1.31	(g)	(1.00)	0.16	(0.28)
Total from investment operations	$0.03		$0.91	$1.31		$(0.44)	$0.50	$0.18
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.27)	$(0.24)		$(0.52)	$(0.22)	$(0.42)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.27)	$(0.24)		$(0.52)	$(0.22)	$(0.42)
Net asset value, end of period	$10.64		$10.72	$10.08		$9.01	$9.97	$9.69
Total return (%) (r)(s)	0.31	(n)	9.17	14.70		(4.93)	5.20	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.26	1.40		1.54	2.59	2.66
Expenses after expense reductions (f)	1.15	(a)	1.10	1.00		1.01	1.15	1.15
Net investment income (loss)	2.53	(a)	1.39	(0.02)		5.49	3.50	4.73
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$5,109		$5,260	$3,936		$2,565	$725	$372

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.71		$10.07	$9.00		$9.96	$9.69	$9.92
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.16	$0.02	(g)	$0.54	$0.38	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.77	1.31	(g)	(0.96)	0.13	(0.29)
Total from investment operations	$0.04		$0.93	$1.33		$(0.42)	$0.51	$0.21
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.29)	$(0.26)		$(0.54)	$(0.24)	$(0.44)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.12)		$(0.29)	$(0.26)		$(0.54)	$(0.24)	$(0.44)
Net asset value, end of period	$10.63		$10.71	$10.07		$9.00	$9.96	$9.69
Total return (%) (r)(s)	0.44	(n)	9.45	15.00		(4.70)	5.36	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.01	1.15		1.33	2.33	2.28
Expenses after expense reductions (f)	0.90	(a)	0.85	0.75		0.76	0.90	0.90
Net investment income	2.69	(a)	1.59	0.18		5.27	3.94	5.16
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$2,007		$2,589	$1,833		$982	$392	$236

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.71		$10.07	$9.00		$9.96	$9.69	$9.92
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.19	$0.07	(g)	$0.62	$0.38	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.77	1.29	(g)	(1.01)	0.16	(0.25)
Total from investment operations	$0.06		$0.96	$1.36		$(0.39)	$0.54	$0.24
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.32)	$(0.29)		$(0.57)	$(0.27)	$(0.47)
From net realized gain on investments	(0.04)		—	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.29)		$(0.57)	$(0.27)	$(0.47)
Net asset value, end of period	$10.63		$10.71	$10.07		$9.00	$9.96	$9.69
Total return (%) (r)(s)	0.56	(n)	9.72	15.28		(4.45)	5.67	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.76	0.90		1.05	2.03	1.99
Expenses after expense reductions (f)	0.65	(a)	0.61	0.50		0.51	0.60	0.60
Net investment income	3.04	(a)	1.84	0.76		6.09	3.98	5.08
Portfolio turnover	14		34	14		67	97	231
Net assets at end of period (000 omitted)	$307		$312	$227		$96	$55	$52

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation

Notes to Financial Statements (unaudited) – continued

policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$582,136,938	$—	$582,136,938
Mutual Funds	11,758,959	—	—	11,758,959
Total Investments	$11,758,959	$582,136,938	$—	$593,895,897

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At April 30, 2011, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(460,771)

There is no unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to

Notes to Financial Statements (unaudited) – continued

terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may

Notes to Financial Statements (unaudited) – continued

present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to

Notes to Financial Statements (unaudited) – continued

examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$13,460,887

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$559,119,598
Gross appreciation	$34,776,299
Gross depreciation	—
Net unrealized appreciation (depreciation)	$34,776,299

As of 10/31/10
Undistributed ordinary income	660,621
Undistributed long-term capital gain	2,025,356
Other temporary differences	(785,477)
Net unrealized appreciation (depreciation)	39,657,927

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based

Notes to Financial Statements (unaudited) – continued

on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/11	Year ended 10/31/10	Six months ended 4/30/11	Year ended 10/31/10
Class A	$740,605	$2,241,328	$338,197	$—
Class B	90,446	386,757	76,355	—
Class C	165,647	683,488	148,787	—
Class I	3,746,573	9,955,313	1,428,614	—
Class R1	5,118	17,584	4,332	—
Class R2	34,850	113,170	20,024	—
Class R3	16,976	54,123	7,896	—
Class R4	2,874	9,124	1,160	—
Total	$4,803,089	$13,460,887	$2,025,365	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this reduction amounted to $163,502 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,158 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$107,698
Class B	0.75%	0.25%	1.00%	0.93%	97,393
Class C	0.75%	0.25%	1.00%	1.00%	191,352
Class R1	0.75%	0.25%	1.00%	1.00%	5,896
Class R2	0.25%	0.25%	0.50%	0.50%	12,792
Class R3	—	0.25%	0.25%	0.25%	2,642
Total Distribution and Service Fees					$417,773

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this waiver amounted to $43,079 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this waiver amounted to $6,356 and is reflected as as reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$3,423
Class B	21,529
Class C	6,796

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $48,418, which equated to 0.0175% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $63,023.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2011, these costs for the fund amounted to $262,592 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,968 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,076, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$141,128,689	$78,633,428

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,572,885	$16,277,067	4,483,271	$45,722,998
Class B	322,048	3,346,745	971,060	9,904,724
Class C	1,056,655	10,958,208	1,686,147	17,212,709
Class I	6,980,901	72,033,724	7,623,582	77,491,349
Class R1	21,169	218,220	81,525	835,362
Class R2	99,286	1,024,167	246,607	2,516,324
Class R3	39,860	412,837	184,580	1,886,540
Class R4	3,064	31,294	19,980	204,290
	10,095,868	$104,302,262	15,296,752	$155,774,296

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	88,415	$913,851	178,331	$1,817,118
Class B	12,876	132,811	28,896	293,816
Class C	25,351	261,664	52,761	537,062
Class I	499,066	5,166,761	975,102	9,942,751
Class R1	914	9,426	1,703	17,323
Class R2	4,718	48,733	9,979	101,619
Class R3	2,406	24,872	5,268	53,703
Class R4	390	4,034	886	9,023
	634,136	$6,562,152	1,252,926	$12,772,415
Shares reacquired
Class A	(1,995,990)	$(20,618,639)	(2,706,872)	$(27,557,263)
Class B	(372,211)	(3,853,083)	(728,589)	(7,410,112)
Class C	(865,438)	(8,908,955)	(920,281)	(9,363,937)
Class I	(601,325)	(6,260,387)	(2,700,139)	(27,500,549)
Class R1	(13,728)	(142,968)	(51,986)	(535,022)
Class R2	(114,432)	(1,180,609)	(156,312)	(1,593,838)
Class R3	(95,244)	(986,819)	(130,054)	(1,323,662)
Class R4	(3,673)	(37,811)	(14,282)	(148,283)
	(4,062,041)	$(41,989,271)	(7,408,515)	$(75,432,666)
Net change
Class A	(334,690)	$(3,427,721)	1,954,730	$19,982,853
Class B	(37,287)	(373,527)	271,367	2,788,428
Class C	216,568	2,310,917	818,627	8,385,834
Class I	6,878,642	70,940,098	5,898,545	59,933,551
Class R1	8,355	84,678	31,242	317,663
Class R2	(10,428)	(107,709)	100,274	1,024,105
Class R3	(52,978)	(549,110)	59,794	616,581
Class R4	(219)	(2,483)	6,584	65,030
	6,667,963	$68,875,143	9,141,163	$93,114,045

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 24%, 23%, 22%, 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $2,586 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,642,558	87,814,317	(85,697,916)	11,758,959

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,283	$11,758,959

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.